Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 17,826,016	$ 22,505,542
Cash denominated in foreign currencies, cost	3,292,817	2,812,904
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	$ 123,007,891	$ 94,322,268